Segment information (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Property, plant and equipment and intangible assets	R$ 40,785,439	R$ 40,102,429
Reporting segments member
IfrsStatementLineItems [Line Items]
Property, plant and equipment and intangible assets	40,240,967	39,780,192
Reporting segments member | Brazil [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment and intangible assets	19,428,926	18,072,312
Reporting segments member | U s a and europe member
IfrsStatementLineItems [Line Items]
Property, plant and equipment and intangible assets	7,075,743	7,688,713
Reporting segments member | Mexico [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment and intangible assets	13,736,298	14,019,167
Reporting segments member | Unallocated member
IfrsStatementLineItems [Line Items]
Property, plant and equipment and intangible assets	R$ 544,472	R$ 322,237